Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.6%
Axon Enterprise, Inc.
(a)
................. 17 $ 14,075
Boeing Co. (The)
(a)
.................... 168 35,201
GE Aerospace ....................... 238 61,259
General Dynamics Corp. ................ 56 16,333
Howmet Aerospace, Inc. ................ 91 16,938
Huntington Ingalls Industries, Inc. .......... 7 1,690
L3Harris Technologies, Inc. .............. 42 10,535
Lockheed Martin Corp. ................. 47 21,768
Northrop Grumman Corp. ............... 30 15,000
RTX Corp. ......................... 298 43,514
Textron, Inc. ........................ 42 3,372
TransDigm Group, Inc. ................. 13 19,768
259,453
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 28 2,687
Expeditors International of Washington, Inc. ... 28 3,199
FedEx Corp. ........................ 49 11,138
United Parcel Service, Inc. , Class B ........ 161 16,251
33,275
Automobile Components — 0.0%
Aptiv plc
(a)
.......................... 49 3,343
Automobiles — 2.2%
Ford Motor Co. ...................... 861 9,342
General Motors Co. ................... 217 10,679
Tesla, Inc.
(a)
......................... 626 198,855
218,876
Banks — 4.2%
Bank of America Corp. ................. 1,463 69,229
Citigroup, Inc. ....................... 413 35,155
Citizens Financial Group, Inc. ............ 98 4,385
Fifth Third Bancorp ................... 147 6,046
Huntington Bancshares, Inc. ............. 322 5,397
JPMorgan Chase & Co. ................ 621 180,034
KeyCorp ........................... 217 3,780
M&T Bank Corp. ..................... 35 6,790
PNC Financial Services Group, Inc. (The) .... 91 16,964
Regions Financial Corp. ................ 203 4,775
Truist Financial Corp. .................. 294 12,639
US Bancorp ........................ 343 15,521
Wells Fargo & Co. .................... 728 58,327
419,042
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ........ 42 1,130
Coca-Cola Co. (The) .................. 866 61,269
Constellation Brands, Inc. , Class A ......... 35 5,694
Keurig Dr Pepper, Inc. ................. 300 9,918
Molson Coors Beverage Co. , Class B ....... 35 1,683
Monster Beverage Corp.
(a)
............... 154 9,647
PepsiCo, Inc. ....................... 306 40,404
129,745
Biotechnology — 1.8%
AbbVie, Inc. ........................ 395 73,320
Amgen, Inc. ........................ 119 33,226
Biogen, Inc.
(a)
....................... 35 4,396
Gilead Sciences, Inc. .................. 278 30,822
Incyte Corp.
(a)
....................... 35 2,383
Moderna, Inc.
(a)
...................... 77 2,124
Regeneron Pharmaceuticals, Inc. .......... 23 12,075
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a)
............ 56 $ 24,931
183,277
Broadline Retail — 3.1%
Amazon.com, Inc.
(a)
................... 1,365 299,468
eBay, Inc. .......................... 105 7,818
307,286
Building Products — 0.7%
A O Smith Corp. ..................... 28 1,836
Allegion plc ......................... 21 3,026
Builders FirstSource, Inc.
(a)
.............. 28 3,267
Carrier Global Corp. ................... 182 13,321
Johnson Controls International plc ......... 147 15,526
Lennox International, Inc. ............... 7 4,013
Masco Corp. ........................ 49 3,154
Trane Technologies plc ................. 49 21,433
65,576
Capital Markets — 4.0%
Ameriprise Financial, Inc. ............... 21 11,208
Bank of New York Mellon Corp. (The) ....... 154 14,031
BlackRock, Inc.
(b)
..................... 33 34,625
Blackstone, Inc. , Class A ................ 161 24,082
CBOE Global Markets, Inc. .............. 21 4,897
Charles Schwab Corp. (The) ............. 378 34,489
CME Group, Inc. , Class A ............... 82 22,601
Coinbase Global, Inc. , Class A
(a)
........... 46 16,123
FactSet Research Systems, Inc. ........... 9 4,026
Franklin Resources, Inc. ................ 70 1,670
Goldman Sachs Group, Inc. (The) ......... 68 48,127
Intercontinental Exchange, Inc. ........... 126 23,117
Invesco Ltd. ........................ 98 1,545
KKR & Co., Inc. ...................... 147 19,555
MarketAxess Holdings, Inc. .............. 7 1,563
Moody's Corp. ....................... 35 17,556
Morgan Stanley ...................... 273 38,455
MSCI, Inc. ......................... 17 9,805
Nasdaq, Inc. ........................ 91 8,137
Northern Trust Corp. ................... 42 5,325
Raymond James Financial, Inc. ........... 42 6,442
S&P Global, Inc. ..................... 70 36,910
State Street Corp. .................... 63 6,699
T. Rowe Price Group, Inc. ............... 49 4,729
395,717
Chemicals — 1.4%
Air Products & Chemicals, Inc. ............ 49 13,821
Albemarle Corp. ..................... 28 1,755
CF Industries Holdings, Inc. .............. 36 3,312
Corteva, Inc. ........................ 154 11,477
Dow, Inc. .......................... 154 4,078
DuPont de Nemours, Inc. ............... 91 6,242
Eastman Chemical Co. ................. 28 2,090
Ecolab, Inc. ........................ 56 15,089
International Flavors & Fragrances, Inc. ...... 56 4,119
Linde plc .......................... 105 49,264
LyondellBasell Industries NV , Class A ....... 56 3,240
Mosaic Co. (The) ..................... 70 2,553
PPG Industries, Inc. ................... 49 5,574
Sherwin-Williams Co. (The) .............. 52 17,855
140,469
Commercial Services & Supplies — 0.7%
Cintas Corp. ........................ 77 17,161
Copart, Inc.
(a)
....................... 196 9,618
Republic Services, Inc. ................. 45 11,097

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Rollins, Inc. ......................... 63 $ 3,555
Veralto Corp. ........................ 56 5,653
Waste Management, Inc. ................ 84 19,221
66,305
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 231 23,634
Cisco Systems, Inc. ................... 882 61,193
F5, Inc.
(a)
.......................... 14 4,120
Juniper Networks, Inc. ................. 70 2,795
Motorola Solutions, Inc. ................ 36 15,137
106,879
Construction & Engineering — 0.1%
Quanta Services, Inc. .................. 33 12,477
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ............ 14 7,685
Vulcan Materials Co. .................. 30 7,825
15,510
Consumer Finance — 0.8%
American Express Co. ................. 123 39,234
Capital One Financial Corp. .............. 143 30,425
Synchrony Financial ................... 84 5,606
75,265
Consumer Staples Distribution & Retail — 2.3%
Costco Wholesale Corp. ................ 99 98,004
Dollar General Corp. .................. 49 5,604
Dollar Tree, Inc.
(a)
..................... 42 4,160
Kroger Co. (The) ..................... 137 9,827
Sysco Corp. ........................ 105 7,953
Target Corp. ........................ 98 9,668
Walgreens Boots Alliance, Inc. ............ 161 1,848
Walmart, Inc. ........................ 965 94,358
231,422
Containers & Packaging — 0.3%
Amcor plc .......................... 505 4,641
Avery Dennison Corp. .................. 18 3,158
Ball Corp. .......................... 63 3,534
International Paper Co. ................. 119 5,573
Packaging Corp. of America ............. 21 3,957
Smurfit WestRock plc .................. 112 4,833
25,696
Distributors — 0.1%
Genuine Parts Co. .................... 28 3,397
LKQ Corp. ......................... 56 2,073
Pool Corp. ......................... 9 2,623
8,093
Diversified Telecommunication Services — 0.9%
AT&T, Inc. .......................... 1,609 46,565
Verizon Communications, Inc. ............ 931 40,284
86,849
Electric Utilities — 1.8%
Alliant Energy Corp. ................... 56 3,386
American Electric Power Co., Inc. .......... 119 12,348
Constellation Energy Corp. .............. 70 22,593
Duke Energy Corp. ................... 175 20,650
Edison International ................... 84 4,335
Entergy Corp. ....................... 98 8,146
Evergy, Inc. ......................... 49 3,378
Eversource Energy ................... 84 5,344
Exelon Corp. ........................ 224 9,726
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. .................... 112 $ 4,509
NextEra Energy, Inc. .................. 455 31,586
NRG Energy, Inc. ..................... 42 6,744
PG&E Corp. ........................ 483 6,733
Pinnacle West Capital Corp. ............. 28 2,505
PPL Corp. ......................... 161 5,456
Southern Co. (The) ................... 245 22,498
Xcel Energy, Inc. ..................... 126 8,581
178,518
Electrical Equipment — 1.1%
AMETEK, Inc. ....................... 52 9,410
Eaton Corp. plc ...................... 87 31,058
Emerson Electric Co. .................. 126 16,800
GE Vernova, Inc. ..................... 62 32,807
Generac Holdings, Inc.
(a)
................ 14 2,005
Hubbell, Inc. ........................ 12 4,901
Rockwell Automation, Inc. ............... 25 8,304
105,285
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp. , Class A ............... 266 26,268
CDW Corp. ......................... 28 5,001
Corning, Inc. ........................ 168 8,835
Jabil, Inc. .......................... 24 5,234
Keysight Technologies, Inc.
(a)
............. 39 6,391
Ralliant Corp.
(a)
...................... 1 32
TE Connectivity plc ................... 63 10,626
Teledyne Technologies, Inc.
(a)
............. 10 5,123
Trimble, Inc.
(a)
....................... 56 4,255
Zebra Technologies Corp. , Class A
(a)
........ 11 3,392
75,157
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 217 8,320
Halliburton Co. ...................... 189 3,852
Schlumberger NV .................... 308 10,410
22,582
Entertainment — 2.1%
Electronic Arts, Inc. ................... 49 7,825
Live Nation Entertainment, Inc.
(a)
.......... 35 5,295
Netflix, Inc.
(a)
........................ 95 127,218
Take-Two Interactive Software, Inc.
(a)
........ 38 9,228
TKO Group Holdings, Inc. , Class A ......... 14 2,547
Walt Disney Co. (The) ................. 399 49,480
Warner Bros Discovery, Inc.
(a)
............ 497 5,696
207,289
Financial Services — 5.1%
Apollo Global Management, Inc. ........... 98 13,903
Berkshire Hathaway, Inc. , Class B
(a)
........ 410 199,166
Corpay, Inc.
(a)
....................... 16 5,309
Fidelity National Information Services, Inc. .... 119 9,688
Fiserv, Inc.
(a)
........................ 126 21,724
Global Payments, Inc. ................. 56 4,482
Jack Henry & Associates, Inc. ............ 14 2,522
Mastercard, Inc. , Class A ................ 181 101,711
PayPal Holdings, Inc.
(a)
................. 217 16,128
Visa, Inc. , Class A .................... 382 135,629
510,262
Food Products — 0.7%
Archer-Daniels-Midland Co. .............. 105 5,542
Bunge Global SA ..................... 28 2,248
Campbell's Co. (The) .................. 42 1,287
Conagra Brands, Inc. .................. 105 2,149

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
General Mills, Inc. .................... 119 $ 6,166
Hershey Co. (The) .................... 35 5,808
Hormel Foods Corp. ................... 63 1,906
J M Smucker Co. (The) ................. 21 2,062
Kellanova .......................... 63 5,010
Kraft Heinz Co. (The) .................. 196 5,061
Lamb Weston Holdings, Inc. ............. 35 1,815
McCormick & Co., Inc. (Non-Voting) , NVS .... 56 4,246
Mondelez International, Inc. , Class A ........ 287 19,355
Tyson Foods, Inc. , Class A .............. 63 3,524
66,179
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 35 5,394
Ground Transportation — 1.1%
CSX Corp. ......................... 427 13,933
JB Hunt Transport Services, Inc. .......... 17 2,441
Norfolk Southern Corp. ................. 49 12,542
Old Dominion Freight Line, Inc. ........... 42 6,817
Uber Technologies, Inc.
(a)
............... 462 43,105
Union Pacific Corp. ................... 133 30,601
109,439
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories ................... 389 52,908
Align Technology, Inc.
(a)
................. 14 2,650
Baxter International, Inc. ................ 112 3,391
Becton Dickinson & Co. ................ 63 10,852
Boston Scientific Corp.
(a)
................ 329 35,338
Cooper Cos., Inc. (The)
(a)
............... 42 2,989
Dexcom, Inc.
(a)
...................... 84 7,332
Edwards Lifesciences Corp.
(a)
............ 133 10,402
GE HealthCare Technologies, Inc. ......... 98 7,259
Hologic, Inc.
(a)
....................... 49 3,193
IDEXX Laboratories, Inc.
(a)
............... 18 9,654
Insulet Corp.
(a)
....................... 16 5,027
Intuitive Surgical, Inc.
(a)
................. 80 43,473
Medtronic plc ....................... 287 25,018
ResMed, Inc. ....................... 33 8,514
Solventum Corp.
(a)
.................... 28 2,123
STERIS plc ......................... 21 5,045
Stryker Corp. ....................... 77 30,463
Zimmer Biomet Holdings, Inc. ............ 42 3,831
269,462
Health Care Providers & Services — 2.1%
Cardinal Health, Inc. ................... 56 9,408
Cencora, Inc. ....................... 39 11,694
Centene Corp.
(a)
..................... 112 6,079
Cigna Group (The) .................... 60 19,835
CVS Health Corp. .................... 283 19,521
DaVita, Inc.
(a)
........................ 7 997
Elevance Health, Inc. .................. 50 19,448
HCA Healthcare, Inc. .................. 40 15,324
Henry Schein, Inc.
(a)
................... 28 2,045
Humana, Inc. ....................... 28 6,846
Labcorp Holdings, Inc. ................. 19 4,988
McKesson Corp. ..................... 28 20,518
Molina Healthcare, Inc.
(a)
................ 12 3,575
Quest Diagnostics, Inc. ................. 25 4,491
UnitedHealth Group, Inc. ................ 203 63,330
Universal Health Services, Inc. , Class B ..... 14 2,536
210,635
Security
Shares
Shares Value
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 35 $ 2,542
Healthpeak Properties, Inc. .............. 154 2,697
Ventas, Inc. ........................ 98 6,189
Welltower, Inc. ....................... 139 21,368
32,796
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 154 2,365
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. , Class A
(a)
.................. 98 12,969
Booking Holdings, Inc. ................. 7 40,525
Caesars Entertainment, Inc.
(a)
............ 49 1,391
Carnival Corp.
(a)
...................... 231 6,496
Chipotle Mexican Grill, Inc.
(a)
............. 308 17,294
Darden Restaurants, Inc. ............... 28 6,103
Domino's Pizza, Inc. ................... 7 3,154
DoorDash, Inc. , Class A
(a)
............... 79 19,474
Expedia Group, Inc. ................... 28 4,723
Hilton Worldwide Holdings, Inc. ........... 56 14,915
Las Vegas Sands Corp. ................ 77 3,350
Marriott International, Inc. , Class A ......... 51 13,934
McDonald's Corp. .................... 161 47,040
MGM Resorts International
(a)
............. 49 1,685
Norwegian Cruise Line Holdings Ltd.
(a)
....... 98 1,988
Royal Caribbean Cruises Ltd. ............ 56 17,536
Starbucks Corp. ...................... 259 23,732
Wynn Resorts Ltd. .................... 21 1,967
Yum! Brands, Inc. .................... 63 9,335
247,611
Household Durables — 0.3%
DR Horton, Inc. ...................... 63 8,122
Garmin Ltd. ......................... 35 7,305
Lennar Corp. , Class A .................. 49 5,420
Mohawk Industries, Inc.
(a)
............... 14 1,468
NVR, Inc.
(a)
......................... 1 7,386
PulteGroup, Inc. ..................... 42 4,429
34,130
Household Products — 1.2%
Church & Dwight Co., Inc. ............... 56 5,382
Clorox Co. (The) ..................... 28 3,362
Colgate-Palmolive Co. ................. 182 16,544
Kimberly-Clark Corp. .................. 75 9,669
Procter & Gamble Co. (The) ............. 524 83,484
118,441
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The) ..................... 154 1,620
Vistra Corp. ........................ 77 14,923
16,543
Industrial Conglomerates — 0.5%
3M Co. ............................ 119 18,116
Honeywell International, Inc. ............. 144 33,535
51,651
Industrial REITs — 0.2%
Prologis, Inc. ........................ 203 21,339
Insurance — 2.4%
Aflac, Inc. .......................... 112 11,811
Allstate Corp. (The) ................... 59 11,877
American International Group, Inc. ......... 133 11,383
Aon plc , Class A ..................... 49 17,481
Arch Capital Group Ltd. ................ 84 7,648
Arthur J Gallagher & Co. ................ 56 17,927

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assurant, Inc. ....................... 11 $ 2,172
Brown & Brown, Inc. ................... 56 6,209
Chubb Ltd. ......................... 84 24,336
Cincinnati Financial Corp. ............... 35 5,212
Erie Indemnity Co. , Class A, NVS .......... 7 2,428
Everest Group Ltd. .................... 9 3,059
Globe Life, Inc. ...................... 21 2,610
Hartford Insurance Group, Inc. (The) ........ 63 7,993
Loews Corp. ........................ 42 3,850
Marsh & McLennan Cos., Inc. ............ 109 23,832
MetLife, Inc. ........................ 126 10,133
Principal Financial Group, Inc. ............ 49 3,892
Progressive Corp. (The) ................ 131 34,959
Prudential Financial, Inc. ................ 77 8,273
Travelers Cos., Inc. (The) ............... 51 13,645
Willis Towers Watson plc ................ 21 6,436
WR Berkley Corp. .................... 63 4,629
241,795
Interactive Media & Services — 6.0%
Alphabet, Inc. , Class A ................. 903 159,136
Alphabet, Inc. , Class C, NVS ............. 732 129,849
Match Group, Inc. .................... 56 1,730
Meta Platforms, Inc. , Class A ............. 419 309,260
599,975
IT Services — 1.3%
Accenture plc , Class A ................. 140 41,845
Akamai Technologies, Inc.
(a)
.............. 35 2,792
Cognizant Technology Solutions Corp. , Class A . 112 8,739
EPAM Systems, Inc.
(a)
.................. 14 2,475
Gartner, Inc.
(a)
....................... 16 6,468
GoDaddy, Inc. , Class A
(a)
................ 32 5,762
International Business Machines Corp. ...... 208 61,314
VeriSign, Inc. ....................... 18 5,198
134,593
Leisure Products — 0.0%
Hasbro, Inc. ........................ 28 2,067
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc. ............... 63 7,435
Bio-Techne Corp. ..................... 35 1,801
Charles River Laboratories International, Inc.
(a)
. 14 2,124
Danaher Corp. ...................... 140 27,655
IQVIA Holdings, Inc.
(a)
.................. 35 5,516
Mettler-Toledo International, Inc.
(a)
......... 5 5,874
Revvity, Inc. ........................ 28 2,708
Thermo Fisher Scientific, Inc. ............. 84 34,059
Waters Corp.
(a)
...................... 14 4,886
West Pharmaceutical Services, Inc. ........ 14 3,063
95,121
Machinery — 1.8%
Caterpillar, Inc. ...................... 105 40,762
Cummins, Inc. ....................... 31 10,153
Deere & Co. ........................ 56 28,476
Dover Corp. ........................ 31 5,680
Fortive Corp. ........................ 77 4,014
IDEX Corp. ......................... 17 2,985
Illinois Tool Works, Inc. ................. 61 15,082
Ingersoll Rand, Inc. ................... 91 7,569
Nordson Corp. ....................... 14 3,001
Otis Worldwide Corp. .................. 91 9,011
PACCAR, Inc. ....................... 119 11,312
Parker-Hannifin Corp. .................. 29 20,256
Pentair plc ......................... 35 3,593
Security
Shares
Shares Value
Machinery (continued)
Snap-on, Inc. ....................... 12 $ 3,734
Stanley Black & Decker, Inc. ............. 35 2,371
Westinghouse Air Brake Technologies Corp. ... 38 7,955
Xylem, Inc. ......................... 56 7,244
183,198
Media — 0.5%
Charter Communications, Inc. , Class A
(a)
..... 21 8,585
Comcast Corp. , Class A ................ 833 29,730
Fox Corp. , Class A, NVS ................ 49 2,746
Fox Corp. , Class B .................... 28 1,446
Interpublic Group of Cos., Inc. (The) ........ 84 2,056
News Corp. , Class A, NVS .............. 84 2,496
News Corp. , Class B .................. 28 961
Omnicom Group, Inc. .................. 42 3,021
Paramount Global , Class B, NVS .......... 133 1,716
52,757
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. ................ 315 13,655
Newmont Corp. ...................... 252 14,682
Nucor Corp. ........................ 49 6,347
Steel Dynamics, Inc. ................... 28 3,584
38,268
Multi-Utilities — 0.7%
Ameren Corp. ....................... 63 6,050
CenterPoint Energy, Inc. ................ 147 5,401
CMS Energy Corp. .................... 63 4,365
Consolidated Edison, Inc. ............... 77 7,727
Dominion Energy, Inc. .................. 189 10,682
DTE Energy Co. ..................... 49 6,490
NiSource, Inc. ....................... 105 4,236
Public Service Enterprise Group, Inc. ....... 112 9,428
Sempra ........................... 140 10,608
WEC Energy Group, Inc. ................ 70 7,294
72,281
Office REITs — 0.0%
BXP, Inc. .......................... 35 2,361
Oil, Gas & Consumable Fuels — 3.3%
APA Corp. ......................... 84 1,536
Chevron Corp. ....................... 363 51,978
ConocoPhillips ...................... 280 25,127
Coterra Energy, Inc. ................... 161 4,086
Devon Energy Corp. ................... 147 4,676
Diamondback Energy, Inc. ............... 42 5,771
EOG Resources, Inc. .................. 126 15,071
EQT Corp. ......................... 133 7,757
Expand Energy Corp. .................. 49 5,730
Exxon Mobil Corp. .................... 966 104,135
Hess Corp. ......................... 63 8,728
Kinder Morgan, Inc. ................... 427 12,554
Marathon Petroleum Corp. .............. 70 11,628
Occidental Petroleum Corp. .............. 158 6,638
ONEOK, Inc. ........................ 140 11,428
Phillips 66 .......................... 91 10,856
Targa Resources Corp. ................. 49 8,530
Texas Pacific Land Corp. ................ 4 4,225
Valero Energy Corp. ................... 70 9,409
Williams Cos., Inc. (The) ................ 273 17,147
327,010
Passenger Airlines — 0.2%
Delta Air Lines, Inc. ................... 140 6,885
Southwest Airlines Co. ................. 133 4,315

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
............ 70 $ 5,574
16,774
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 49 3,959
Kenvue, Inc. ........................ 427 8,937
12,896
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co. ................ 448 20,738
Eli Lilly & Co. ....................... 176 137,197
Johnson & Johnson ................... 537 82,027
Merck & Co., Inc. ..................... 560 44,330
Pfizer, Inc. ......................... 1,253 30,373
Viatris, Inc. ......................... 266 2,375
Zoetis, Inc. , Class A ................... 98 15,283
332,323
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 91 28,065
Broadridge Financial Solutions, Inc. ........ 28 6,805
Dayforce, Inc.
(a)
...................... 35 1,939
Equifax, Inc. ........................ 28 7,262
Jacobs Solutions, Inc. .................. 28 3,681
Leidos Holdings, Inc. .................. 28 4,417
Paychex, Inc. ....................... 70 10,182
Paycom Software, Inc. ................. 11 2,545
Verisk Analytics, Inc. ................... 32 9,968
74,864
Real Estate Management & Development — 0.2%
(a)
CBRE Group, Inc. , Class A .............. 63 8,828
CoStar Group, Inc. .................... 91 7,316
16,144
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 32 6,512
Camden Property Trust ................. 21 2,366
Equity Residential .................... 77 5,197
Essex Property Trust, Inc. ............... 14 3,968
Invitation Homes, Inc. .................. 126 4,133
Mid-America Apartment Communities, Inc. .... 28 4,144
UDR, Inc. .......................... 70 2,858
29,178
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 14 1,330
Kimco Realty Corp. ................... 147 3,090
Realty Income Corp. ................... 196 11,292
Regency Centers Corp. ................ 35 2,493
Simon Property Group, Inc. .............. 70 11,253
29,458
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.
(a)
........... 362 51,368
Analog Devices, Inc. ................... 111 26,420
Applied Materials, Inc. ................. 182 33,319
Broadcom, Inc. ...................... 1,051 289,708
Enphase Energy, Inc.
(a)
................. 28 1,110
First Solar, Inc.
(a)
..................... 21 3,476
Intel Corp. ......................... 959 21,482
KLA Corp. .......................... 30 26,872
Lam Research Corp. .................. 287 27,937
Microchip Technology, Inc. ............... 119 8,374
Micron Technology, Inc. ................. 250 30,813
Monolithic Power Systems, Inc. ........... 11 8,045
NVIDIA Corp. ....................... 2,038 321,984
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ............... 56 $ 12,235
ON Semiconductor Corp.
(a)
.............. 91 4,769
QUALCOMM, Inc. .................... 245 39,019
Skyworks Solutions, Inc. ................ 35 2,608
Teradyne, Inc. ....................... 35 3,147
Texas Instruments, Inc. ................. 203 42,147
954,833
Software — 8.3%
Adobe, Inc.
(a)
........................ 96 37,140
ANSYS, Inc.
(a)
....................... 21 7,376
Autodesk, Inc.
(a)
...................... 49 15,169
Cadence Design Systems, Inc.
(a)
.......... 61 18,797
Crowdstrike Holdings, Inc. , Class A
(a)
........ 56 28,521
Fair Isaac Corp.
(a)
..................... 5 9,140
Fortinet, Inc.
(a)
....................... 140 14,801
Gen Digital, Inc. ...................... 119 3,499
Intuit, Inc. .......................... 62 48,833
Microsoft Corp. ...................... 616 306,404
Oracle Corp. ........................ 363 79,363
Palantir Technologies, Inc. , Class A
(a)
....... 475 64,752
Palo Alto Networks, Inc.
(a)
............... 147 30,082
PTC, Inc.
(a)
......................... 28 4,825
Roper Technologies, Inc. ................ 24 13,604
Salesforce, Inc. ...................... 214 58,356
ServiceNow, Inc.
(a)
.................... 46 47,292
Synopsys, Inc.
(a)
..................... 35 17,944
Tyler Technologies, Inc.
(a)
............... 10 5,928
Workday, Inc. , Class A
(a)
................ 49 11,760
823,586
Specialized REITs — 1.0%
American Tower Corp. ................. 105 23,207
Crown Castle, Inc. .................... 98 10,067
Digital Realty Trust, Inc. ................ 70 12,203
Equinix, Inc. ........................ 22 17,500
Extra Space Storage, Inc. ............... 49 7,225
Iron Mountain, Inc. .................... 63 6,462
Public Storage ....................... 35 10,270
SBA Communications Corp. ............. 24 5,636
VICI Properties, Inc. ................... 231 7,531
Weyerhaeuser Co. .................... 161 4,136
104,237
Specialty Retail — 2.0%
AutoZone, Inc.
(a)
..................... 4 14,849
Best Buy Co., Inc. .................... 42 2,819
CarMax, Inc.
(a)
....................... 35 2,352
Home Depot, Inc. (The) ................ 222 81,394
Lowe's Cos., Inc. ..................... 125 27,734
O'Reilly Automotive, Inc.
(a)
............... 195 17,575
Ross Stores, Inc. ..................... 77 9,824
TJX Cos., Inc. (The) ................... 252 31,120
Tractor Supply Co. .................... 119 6,280
Ulta Beauty, Inc.
(a)
.................... 10 4,678
Williams-Sonoma, Inc. ................. 28 4,574
203,199
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc. ......................... 1,464 300,369
Dell Technologies, Inc. , Class C ........... 70 8,582
Hewlett Packard Enterprise Co. ........... 294 6,012
HP, Inc. ........................... 210 5,137
NetApp, Inc. ........................ 42 4,475
Seagate Technology Holdings plc .......... 49 7,072
Super Micro Computer, Inc.
(a)
............. 105 5,146

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. .................. 77 $ 4,927
341,720
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a)
................ 35 3,607
Lululemon Athletica, Inc.
(a)
............... 26 6,177
NIKE, Inc. , Class B ................... 263 18,683
Ralph Lauren Corp. , Class A ............. 9 2,469
Tapestry, Inc. ........................ 49 4,303
35,239
Tobacco — 0.9%
Altria Group, Inc. ..................... 378 22,162
Philip Morris International, Inc. ............ 348 63,381
85,543
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 252 10,584
United Rentals, Inc. ................... 14 10,548
WW Grainger, Inc. .................... 10 10,402
31,534
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 42 5,843
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. ..................... 105 $ 25,017
Total Long-Term Investments — 99 .7%
(Cost: $ 8,798,230 ) ............................... 9,941,447
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(b) (c)
.................. 19,796 19,796
Total Short-Term Securities — 0 .2%
(Cost: $ 19,796 ) ................................. 19,796
Total Investments — 99 .9%
(Cost: $ 8,818,026 ) ............................... 9,961,243
Other Assets Less Liabilities — 0.1% .................... 6,358
Net Assets — 100.0% ...............................
$ 9,967,601
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/15/25
(a)
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ — $ 19,796
(b)
$ — $ — $ — $ 19,796 19,796 $ 102 $ —
BlackRock, Inc. .......... — 29,683 — — 4,942 34,625 33 172 —
$ — $ 4,942 $ 54,421 $ 274 $ —
— —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
S&P 500 3% Capped ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,941,447 $ — $ — $ 9,941,447
Short-Term Securities
Money Market Funds ...................................... 19,796 — — 19,796
$ 9,961,243 $ — $ — $ 9,961,243
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust